Financial Instruments with Preferred Rights - Summary of Series of Financings by Issuing Preferred Shares (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥) shares
Disclosure Of Financial Instruments [Line Items]
Number of preferred shares | shares	43,057,316
Subscription consideration | ¥	¥ 1,473,373
Series Pre-A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Mar. 03, 2016
Number of preferred shares | shares	3,109,000
Subscription consideration | ¥	¥ 33,110
Series A Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Jan. 03, 2017
Number of preferred shares | shares	8,471,200
Subscription consideration | ¥	¥ 137,868
Series B Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Dec. 20, 2018
Number of preferred shares | shares	10,127,579
Subscription consideration | ¥	¥ 379,148
Series C Preferred Shares
Disclosure Of Financial Instruments [Line Items]
Date of subscription	Aug. 21, 2020
Date of subscription	Dec. 01, 2020
Number of preferred shares | shares	21,349,537
Subscription consideration | ¥	¥ 923,247